Income Taxes - Components of (Loss) Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
United States	$ (27.6)	$ 16.0	$ (27.3)	$ (42.7)
Non-U.S.	12.4	6.2	7.8	0.8
(Loss) income before income taxes, Total	$ (15.2)	$ 22.2	$ (19.5)	$ (41.9)